Segmented information	12 Months Ended
Dec. 31, 2024
Segmented information [Abstract]
Segmented information
28.

Segmented information
Cameco has three reportable segments: uranium, fuel services and Westinghouse. Cameco's reportable segments are strategic business units with different products, processes and marketing strategies.

The uranium segment involves the
exploration for, mining, milling, purchase and sale of uranium concentrate. The fuel services segment involves the refining, conversion and fabrication of uranium concentrate and the purchase and sale of conversion services. The Westinghouse segment reflects our earnings from this equity-accounted investment (see note 12). Westinghouse is a nuclear reactor technology original equipment manufacturer and a global provider of products and services to commercial utilities and government agencies. It provides outage and maintenance services, engineering support, instrumentation and controls equipment, plant modification, and components and parts to nuclear reactors.
Cost of sales in the uranium segment includes care and maintenance costs for our operations that have had production suspensions. Cameco expensed $ 51,626,000

of care and maintenance costs during the year (2023 - $
50,615,000 ).
Accounting policies used in each segment are consistent with the policies outlined in the summary of material accounting policies.
A.

Business segments - 2024
For the year ended December 31, 2024
Uranium
Fuel
services
(i)
WEC
(i)
Adjustments Other Total
Revenue $ 2,676,620 $ 459,152 $ 2,892,467 $ (2,892,467) $ - $ 3,135,772
Expenses
Cost of products and services sold 1,757,155 316,040 1,016,980 (1,016,980) (707) 2,072,488
Depreciation and amortization 238,726 37,236 356,864 (356,864) 4,740 280,702
Cost of sales 1,995,881 353,276 1,373,844 (1,373,844) 4,033 2,353,190
Gross profit (loss) 680,739 105,876 1,518,623 (1,518,623) (4,033) 782,582
Administration - - 1,460,657 (1,460,657) 253,150 253,150
Exploration 19,419 - - - - 19,419
Research and development - - - - 36,540 36,540
Other operating income (35,090) (2,593) - - - (37,683)
(Gain) loss on disposal of assets 253 791 - - (2) 1,042
Finance costs - - 225,188 (225,188) 147,171 147,171
Loss on derivatives - - - - 183,103 183,103
Finance income - - (4,381) 4,381 (21,228) (21,228)
Share of loss (earnings) from

equity-accounted investees
(207,583) - - 218,427 - 10,844
Foreign exchange gains - - - - (65,517) (65,517)
Other expense (income) - - 116,697 (116,697) (975) (975)
Earnings (loss) before income taxes 903,740 107,678 (279,538) 61,111 (536,275) 256,716
Income tax expense 84,874
Net earnings 171,842
Capital expenditures for the year $ 132,827 $ 48,667 $ 176,229 $ (176,229) $ 30,141 $ 211,635
(i) Consistent with the presentation of financial

information for internal management purposes,

Cameco’s share of Westinghouse’s financial
results have been presented as a separate

segment. In accordance with IFRS, this investment

is accounted for by the equity method of
accounting in these consolidated financial statements

and the associated revenues and expenses

are eliminated in the “Adjustments” column.
For the year ended December 31, 2023
Uranium
Fuel
services
(i)
WEC
(i)
Adjustments
Other Total
Revenue
$
2,153,153 $ 425,557 $ 521,074 $ (521,074) $ 9,048 $ 2,587,758
Expenses
Cost of products and services sold 1,532,316 266,062 200,285 (200,285) 7,390 1,805,768
Depreciation and amortization 175,457 35,426 60,766 (60,766) 9,441 220,324

Cost of sales 1,707,773 301,488 261,051 (261,051) 16,831 2,026,092
Gross profit (loss) 445,380 124,069 260,023 (260,023) (7,783) 561,666
Administration - - 244,400 (244,400) 245,539 245,539
Exploration 17,551 - - - - 17,551
Research and development - - - - 21,036 21,036
Other operating income (1,875) (5,634) - - - (7,509)
Loss on disposal of assets 1,825 363 - - - 2,188
Finance costs - - 26,274 (26,274) 115,869 115,869
Loss (gain) on derivatives - - 2,838 (2,838) (37,791) (37,791)
Finance income - - (1,885) 1,885 (111,670) (111,670)
Share of loss (earnings) from

equity-accounted investee
(178,848) - - 24,386 - (154,462)
Foreign exchange gains - - - - (15,692) (15,692)
Other expense (income) (545) - 19,424 (19,424) (1) (546)
Earnings (loss) before income taxes 607,272 129,340 (31,028) 6,642 (225,073) 487,153
Income tax expense 126,337
Net earnings 360,816
Capital expenditures for the year
$
105,384 $ 42,546 $ 42,405 $ (42,405) $ 5,701 $ 153,631
(i) Consistent with the presentation of financial

information for internal management purposes,

Cameco’s share of Westinghouse’s financial
results have been presented as a separate

segment. In accordance with IFRS, this investment

is accounted for by the equity method of
accounting in these consolidated financial statements

and the associated revenues and expenses

are eliminated in the “Adjustments” column.
B.

Geographic segments
Revenue is attributed to the geographic location based on the location of the entity providing the services. The Company’s revenue from external customers is as follows:
2024 2023
Canada $ 2,495,748 $ 1,877,742
United States 640,024 710,016
$ 3,135,772 $ 2,587,758
The Company’s non-current assets, excluding deferred tax assets and financial instruments, by geographic location are as follows:
2024 2023
Canada $ 2,859,401 $ 2,947,395
United States 3,015,292 2,975,148
Australia 383,338 389,152
Kazakhstan 286,759 273,834
Germany 3 5
$ 6,544,793 $ 6,585,534
C.

Major customers
Cameco relies on a small number of customers to purchase a significant portion of its uranium concentrates and uranium conversion services. During 2024, revenues from three customers of Cameco’s uranium and fuel services segments represented approximately $ 1,062,733,000

(2023 - $
254,786,000 ), approximately 34% (2023 - 10%) of Cameco’s total revenues from these segments. As customers are relatively few in number, accounts receivable from any individual customer may periodically exceed 10% of accounts receivable depending on delivery schedule.